EARNINGS PER SHARE (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Numerator for EPS:
Net income (loss)	$ (5,329)	$ 806		$ (4,408)
Denominator for EPS:
Weighted average shares outstanding - basic	8,874,696	8,874,696	[1]	8,864,885	[1]
Dilutive shares
Weighted average shares outstanding - diluted	8,874,696	8,874,696	[1]	8,864,885	[1]
EPS
Basic and diluted	$ (0.6)	$ 0.1	[1]	$ (0.5)	[1]
Anti-dilutive options excluded from calculation of diluted income (loss) per share	612,061	482,282		306,151

[1]	Reclassified due to discontinued operation.